INCOME STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Significant Changes in Contract Liabilities
The table below describes significant changes in contract liabilities:

	New Israeli Shekels in millions
	Deferred revenues from Hot mobile *	Other deferred revenues*
Balance at January 1, 2017	226	45
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(29)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	30
Balance at December 31, 2017	195	46
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(21)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	20
Balance at December 31, 2018	164	45

* Current and non-current deferred revenues.

Schedule of Disaggregation of Revenues
Disaggregation of revenues:

	Year ended December 31, 2018 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	1,045	418	(95)	1,368
Segment revenue - Services to business customers	798	434	(76)	1,156
Segment revenue - Services revenue total	1,843	852	(171)	2,524
Segment revenue - Equipment	643	92		735
Total Revenues	2,486	944	(171)	3,259

	Year ended December 31, 2017 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers*	1,126	320	(98)	1,348
Segment revenue - Services to business customers*	852	457	(75)	1,234
Segment revenue - Services revenue total	1,978	777	(173)	2,582
Segment revenue - Equipment	610	76		686
Total Revenues	2,588	853	(173)	3,268

* Service revenues for 2017 were reallocated between private and business customers.

Schedule of Cost of Revenues
Cost of revenues	New Israeli Shekels
	Year ended December 31,
	2016	2017	2018
	In millions
Transmission, communication and content providers	814	738	742
Cost of equipment and accessories	625	519	543
Depreciation and amortization	501	477	457
Wages, employee benefits expenses and car maintenance	270	293	310
Costs of handling, replacing or repairing equipment	93	75	73
Operating lease, rent and overhead expenses	258	184	184
Network and cable maintenance	150	97	109
Internet infrastructure and service providers	68	95	143
IT support and other operating expenses	62	61	56
Amortization of rights of use	30	40	47
Other	53	48	36
Total cost of revenues	2,924	2,627	2,700

Schedule of Selling and Marketing Expenses
Selling and marketing expenses	New Israeli Shekels
	Year ended December 31,
	2016	2017	2018
	In millions
Wages, employee benefits expenses and car maintenance	177	(*)106	111
Advertising and marketing	68	44	46
Selling commissions, net	82	(*)29	27
Depreciation and amortization	55	(*)54	77
Operating lease, rent and overhead expenses	29	23	19
Other	15	13	13
Total selling and marketing expenses	426	269	293

(*) See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.

Schedule of General and Administrative Expenses
General and administrative expenses	New Israeli Shekels
	Year ended December 31,
	2016	2017	2018
	In millions
Wages, employee benefits expenses and car maintenance	101	79	76
Professional fees	32	22	21
Credit card and other commissions	14	14	14
Depreciation	9	9	11
Other	25	20	26
Total general and administrative expenses	181	144	148

Schedule of Employee Benefit Expense
Employee benefit expense	New Israeli Shekels
	Year ended December 31,
	2016	2017	2018
	In millions
Wages and salaries including social benefits, social
security costs, pension costs and car rent and maintenance before capitalization	537	503	543
Less: expenses capitalized (notes 10, 11)	(65)	(77)	(92)
Service costs: defined benefit plan (note 16(2))	17	15	11
Service costs: defined contribution plan (note 16(1))	14	17	20
Employee share based compensation expenses (note 21(b))	45	20	15
	548	478	497